OTHER OPERATING STATEMENT DATA - PRESENT VALUE OF FUTURE PROFITS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement in Present Value of Future Insurance Profits [Roll Forward]
Balance, beginning of year	$ 1,008.6	$ 1,175.9	$ 1,477.8
Amortization	(113.7)	(139.0)	(177.5)
Effect of reinsurance transactions	0	0	(24.1)
Amounts related to fair value adjustment of fixed maturities, available for sale	(197.2)	(28.3)	(100.3)
Balance, end of year	$ 697.7	$ 1,008.6	$ 1,175.9
2012	13.00%
2013	11.00%
2014	9.00%
2015	8.00%
2016	7.00%
Average Interest Accrual Rate Associated with Amortization Method of Present Value of Future Insurance Profits	5.00%	5.00%	5.00%